                      MORGAN STANLEY GLOBAL UTILITIES FUND
                           1221 Avenue of the Americas
                            New York, New York 10020

                                                              June 28, 2006

Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549


Re:    Morgan Stanley Global Utilities Fund
       File Nos. - 33-50907; 811-7119
       Rule 497 (j) filing

Dear Sir or Madam:

On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on June 23, 2006.


                                                         Very truly yours,

                                                         /s/ Rita Rubin
                                                         -----------------------
                                                         Rita Rubin
                                                         Assistant Secretary

Enclosures
cc:  Amy R. Doberman